Balance Sheet - December 31, 2012 (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 57,390	$ 52,840
Prepaid expenses		50,160
Total current assets	57,390	103,000
Property & Equipment:
Equipment	3,513,526	3,011,308
Accumulated depreciation	(109,268)	(92,782)
Net property & equipment	3,404,258	2,918,526
Other Assets:
Security deposit and other	317,293	240,000
Total Assets	3,778,941	3,261,526
Current Liabilities:
Accounts payable	205,285	100,000
Accrued expenses	112,125	8,625
Total current liabilities	317,410	108,625
Long-term debt, net of discount	1,003,941	865,948
66,500 issued & outstanding	665	665
1,718,031,382 issued & outstanding (1,118,814,994 in 2011)	171,803	111,881
Additional paid in capital	76,933,560	51,747,347
Deficit accumulated during development stage	(74,648,438)	(49,572,940)
Total stockholders’ equity	2,457,590	2,286,953
Total Liabilities and stockholders’ equity	$ 3,778,941	$ 3,261,526